UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21198
                                   811-21301

Name of Fund:  WCMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  03/31/06

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


WCMA Tax-Exempt Fund

Schedule of Investments as of June 30, 2005                                                                        (in Thousands)
                   Beneficial
                    Interest     Mutual Funds                                                                         Value
                   $   643,867   Master Tax-Exempt Trust                                                            $     661,389

                                 Total  Mutual Funds (Cost - $661,389) - 100.0%                                           661,389

                                 Total Investments (Cost - $661,389) - 100.0%                                             661,389
                                 Liabilities in Excess of Other Assets - (0.0%)                                              (11)
                                                                                                                    -------------
                                 Net Assets - 100.0%                                                                $     661,378
                                                                                                                    =============


Master Tax-Exempt Trust

Schedule of Investments as of June 30, 2005                                                                    (in Thousands)
                    Face
State               Amount       Municipal Bonds                                                                      Value
Alabama - 3.6%      $   96,755   Alabama Special Care Facilities Financing Authority, Mobile Revenue
                                 Refunding Bonds (Ascension Health Credit), VRDN, Series B, 2.27% due
                                 11/15/2039 (j)                                                                    $   96,755
                        89,600   Birmingham, Alabama, Special Care Facilities, Financing Authority, Revenue
                                 Refunding Bonds (Ascension Health Credit), VRDN, Series B, 2.18% due
                                 11/15/2039 (j)                                                                        89,600
                        20,000   Columbia, Alabama, IDB, Revenue Bonds (Alabama Power Company Project), VRDN,
                                 AMT, 2.56% due 11/01/2021 (j)                                                         20,000
                        27,765   Daphne, Alabama, Special Care Facilities Financing Authority Revenue Bonds,
                                 FLOATS, VRDN, Series 593, 2.61% due 2/15/2007 (j)                                     27,765
                        12,450   Daphne, Alabama, Special Care Facilities Financing Authority, Revenue Refunding
                                 Bonds (Presbyterian), VRDN, Series B, 2.58% due 8/15/2023 (a)(j)                      12,450
                         1,000   Decatur, Alabama, IDB, Environmental Facilities Revenue Bonds (BP Amoco Chemical
                                 Company Project), VRDN, AMT, 2.53% due 11/01/2035 (j)                                  1,000
                         4,255   Eagle Tax-Exempt Trust, Birmingham, Alabama, Water and Sewer, VRDN, Series
                                 2002-6009, Class A, 2.32% due 1/01/2043 (f)(j)                                         4,255
                                 Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding
                                 Bonds, VRDN, Series 2002 (b)(j):
                         7,835       Class 6015, 2.58% due 2/01/2032                                                    7,835
                         3,000       Class 6016, 2.58% due 2/01/2038                                                    3,000
                        32,700   Jefferson County, Alabama, Limited Obligation School Warrants, VRDN, Series B,
                                 2.57% due 1/01/2027 (a)(j)                                                            32,700
                         5,000   Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6,
                                 2.55% due 2/01/2040 (i)(j)                                                             5,000
                        18,000   Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds (Mead
                                 Corporation Project), VRDN, AMT, Series B, 2.32% due 4/01/2033 (j)                    18,000
                         6,300   Stevenson, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                 (Mead Corporation Project), VRDN, AMT, Series C, 2.32% due 11/01/2033 (j)              6,300


Portfolio Abbreviations for Master Tax-Exempt Trust


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



Master Tax-Exempt Trust

Schedule of Investments as of June 30, 2005 (concluded)                                                        (in Thousands)
                    Face
State               Amount       Municipal Bonds                                                                      Value
Alaska - 0.8%       $   19,400   Alaska Industrial Development and Export Authority Revenue Bonds, ROCS,
                                 Series II-R-320, 2.58% due 4/01/2034 (e)(j)                                       $   19,400
                         6,245   Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552, 2.58% due 6/01/2012 (f)(j)           6,245
                         2,300   Valdez, Alaska, Marine Terminal Revenue Bonds, VRDN, 3.03% due 5/01/2006 (j)           2,300
                                 Valdez, Alaska, Marine Terminal Revenue Refunding Bonds, VRDN (j):
                         9,900       (BP Pipelines Inc. Project), Series B, 2.30% due 7/01/2037                         9,900
                         6,500       (BP Pipelines Inc. Project), Series C, 2.47% due 7/01/2037                         6,500
                        24,800       (Phillips Petroleum Company Project), Series C, 3% due 6/01/2006                  24,800

Arizona - 3.6%          33,000   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-A,
                                 2.23% due 12/15/2018 (j)                                                              33,000
                         4,500   Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                 System), VRDN, Series B, 2.12% due 1/01/2035 (b)(j)                                    4,500
                         3,000   Arizona School Facilities Board, COP, Refunding, ROCS, Series II-R-7001, 2.58%
                                 due 9/01/2017 (b)(j)                                                                   3,000
                        10,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                                 Series 420, 2.60% due 1/01/2010 (j)                                                   10,000
                                 Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds:
                        28,556       FLOATS, VRDN, AMT, Series 707, 2.62% due 12/01/2036 (j)                           28,556
                        18,949       Series A, 3.17% due 9/01/2005                                                     18,949
                        68,596       VRDN, Series B, 3.171% due 9/01/2005 (j)                                          68,596
                                 Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, Series A (j):
                        72,972       AMT, 3.142% due 7/01/2005                                                         72,972
                        72,972       3.34% due 5/01/2006                                                               72,972
                        10,590   Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 3.28% due
                                 2/04/2012 (j)                                                                         10,590

Arkansas - 2.2%          7,000   Arkansas State Development Finance Authority, Environmental Facilities Revenue
                                 Bonds (Teris LLC Project), VRDN, AMT, 2.64% due 3/01/2021 (j)                          7,000
                         7,800   Arkansas State Development Finance Authority, M/F Housing Revenue Bonds
                                 (Chapelridge Benton Project), VRDN, AMT, Series C, 2.62% due 6/01/2032 (j)             7,800
                                 Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds (j):
                        65,855       FLOATS, AMT, Series 1139, 2.62% due 2/01/2008                                     65,855
                        51,729       VRDN, 3.171% due 9/01/2005                                                        51,729
                        40,000   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue
                                 Bonds (Baptist Health), VRDN, Series B, 2.57% due 12/01/2021 (f)(j)                   40,000
                        21,940   Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A, 2.38%
                                 due 3/01/2007 (c)(j)                                                                  21,940
                         7,530   Pulaski County, Arkansas, Public Facilities Board, M/F Housing Revenue
                                 Refunding Bonds (Waterford Apartments), VRDN, AMT, 2.62% due 7/01/2032 (j)             7,530

California - 2.1%        5,410   California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 591, 2.58% due 3/01/2014 (f)(j)                                                 5,409
                        22,800   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                 and Electric), VRDN, AMT, Series B, 2.51% due 11/01/2026 (j)                          22,800
                        32,250   California School Cash Reserve Program Authority, Pooled Revenue Bonds, VRDN,
                                 Series A, 4% due 7/06/2006 (j)                                                        32,690
                        17,500   California State Economic Recovery, GO, FLOATS, VRDN, Series L27, 2.38% due
                                 7/01/2017 (j)                                                                         17,500
                         9,730   California State, GO, MERLOTS, VRDN, Series B-45, 2.31% due 10/01/2029 (j)             9,730
                        30,000   Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                                 Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 2.35% due
                                 10/15/2038 (j)                                                                        30,000
                        37,300   Los Angeles, California, S/F Home Mortgage Revenue Bonds, 3.13% due 10/01/2005        37,300
                        25,000   Sacramento County, California, TRAN, Series A, 3% due 7/11/2005                       25,010
                         6,950   South Placer, California, Wastewater Authority, Wastewater Revenue Bonds, VRDN,
                                 Series B, 2.48% due 11/01/2035 (b)(j)                                                  6,950

Colorado - 1.7%          7,780   Adams County, Colorado, School District Number 012, GO, ROCS, Series II-R-1045,
                                 2.58% due 12/15/2022 (e)(j)                                                            7,780
                         3,220   Colorado Department of Transportation Revenue Bonds, ROCS, Series II-R-4046,
                                 2.58% due 12/15/2016 (a)(j)                                                            3,220
                        10,110   Colorado Department of Transportation, Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 318, 2.58% due 6/15/2015 (f)(j)                                                10,110
                        12,000   Colorado Educational and Cultural Facilities Authority Revenue Bonds (National
                                 Jewish Federation Bond Program Project), VRDN, Series A-6, 2.50% due 2/01/2025 (j)    12,000
                         3,960   Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health
                                 Initiatives), VRDN, Series B-1, 2.25% due 3/01/2023 (j)                                3,960
                         7,000   Colorado School Mines Development Corporation, Revenue Refunding Bonds, VRDN,
                                 2.71% due 9/01/2026 (j)                                                                7,000
                        16,000   Colorado State, Education Loan Program, FLOATS, VRDN, Series L48J, 2.43% due
                                 8/09/2005 (j)                                                                         16,000
                                 Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT (j):
                         9,625       Series F, 2.33% due 11/15/2025                                                     9,625
                         4,575       Series G, 2.33% due 11/15/2025                                                     4,575
                                 Denver, Colorado, City and County Airport Revenue Refunding Bonds, VRDN, AMT (j):
                         5,880       MERLOTS, Series A61, 2.37% due 11/15/2012 (b)                                      5,880
                        19,000       Series C, 2.33% due 11/15/2025                                                    19,000
                        10,128   Denver, Colorado, City and County S/F Mortgage Revenue Refunding Bonds, AMT,
                                 Series A, 3.274% due 10/25/2005                                                       10,128
                         4,900   E-470 Public Highway Authority, Colorado, Revenue Bonds, TOCS, Series Z-7,
                                 2.51% due 10/27/2028 (f)(j)                                                            4,900
                         2,690   E-470 Public Highway Authority, Colorado, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 997, 2.62% due 3/01/2036 (f)(j)                                                 2,690
                         4,000   El Paso County, Colorado, S/F Mortgage Revenue Bonds, FLOATS, AMT, Series 1136,
                                 2.62% due 11/01/2008 (j)                                                               4,000
                                 Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN (j):
                         7,900       AMT, Series B, 2.54% due 4/01/2014                                                 7,900
                         7,000       Series A, 2.50% due 4/01/2016                                                      7,000
                        18,200   Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds,
                                 VRDN, Sub-Lien, Series S-1, 2.28% due 6/01/2018 (j)                                   18,200

Connecticut - 0.6%      13,400   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Ascension Health Credit), VRDN, Series B, 2.26% due 11/15/2029 (j)             13,400
                        22,000   Connecticut State, Special Tax Obligation Revenue Bonds (Transportation
                                 Infrastructure), VRDN, Second Lien, Series 1, 2.30% due 12/01/2010 (e)(j)             22,000
                        19,800   Eagle Tax-Exempt Trust, Connecticut, GO, VRDN, Series 96-0701, 2.58%
                                 due 11/15/2007 (j)                                                                    19,800

Delaware - 0.4%                  Delaware State EDA Revenue Bonds (Hospital Billing and Collection), VRDN (a)(j):
                        26,185       Series B, 2.21% due 12/01/2015                                                    26,185
                        10,900       Series C, 2.21% due 12/01/2015                                                    10,900
                         2,155   Delaware State Housing Authority, Revenue Bonds, ROCS, AMT, Series II-R-359,
                                 2.62% due 7/01/2035 (e)(j)                                                             2,155

District of             10,000   District of Columbia, CP, 2.75% due 7/08/2005                                         10,000
Columbia - 1.4%                  District of Columbia, GO, Refunding, VRDN (j):
                        17,350       MSTR, Series SGA-62, 2.55% due 6/01/2017 (a)                                      17,350
                        13,040       Series C, 2.28% due 6/01/2026 (b)                                                 13,040
                        67,120   District of Columbia, HFA, S/F Mortgage Revenue Bonds, AMT, 3.32% due 12/23/2005      67,120
                        18,245   District of Columbia Hospital Revenue Bonds, FLOATS, Series 712, 2.62% due
                                 7/15/2019 (j)                                                                         18,245

Florida - 3.1%          13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
                                 MSTR, VRDN, Series SGA-38, 2.30% due 9/01/2021 (f)(j)                                 13,885
                        22,715   Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN, Series 1999-B,
                                 2.72% due 12/01/2032 (j)                                                              22,715
                         6,500   Florida Housing Finance Corporation, Housing Revenue Bonds (Tuscany Lakes),
                                 VRDN, AMT, Series 1, 2.62% due 11/15/2035 (d)(j)                                       6,500
                         8,000   Florida State Board of Education, GO, MSTR, VRDN, Series SGA-139, 2.30% due
                                 6/01/2032 (f)(j)                                                                       8,000
                                 Florida State Board of Education, Lottery Revenue Bonds (j):
                         6,220       FLOATS, VRDN, Series 858, 2.31% due 1/01/2017 (f)                                  6,220
                         2,860       ROCS, Series II-R-4521, 2.58% due 7/01/2020 (b)                                    2,860
                        11,678   Florida State Department of Environmental Protection, Preservation Revenue
                                 Bonds, FLOATS, VRDN, Series 722, 2.57% due 7/01/2022 (b)(j)                           11,677
                         6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                 Refunding Bonds (Adventist Health System), VRDN, Series C, 2.62% due 11/15/2021 (j)    6,000
                         3,975   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
                                 MERLOTS, VRDN, AMT, Series A18, 2.37% due 10/01/2013 (f)(j)                            3,975
                         2,873   Hillsborough County, Florida, Port District Revenue Refunding Bonds, FLOATS,
                                 VRDN, AMT, Series 1019, 2.61% due 6/01/2018 (f)(j)                                     2,873
                                 Jacksonville Electric Authority, Florida, Water and Sewer System Revenue
                                 Refunding Bonds, VRDN (j):
                         2,690       PUTTERS, Series 408, 2.58% due 10/01/2011 (b)                                      2,690
                        16,965       Series B, 2.26% due 10/01/2036 (i)                                                16,965
                        12,400   Jacksonville, Florida, Electric Authority Revenue Bonds (Electric System),
                                 VRDN, Series B, 2.50% due 10/01/2030 (j)                                              12,400
                         5,000   Jacksonville, Florida, Health Facilities, CP, 1.93% due 7/27/2005                      5,000
                         4,595   Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, VRDN, Series B26,
                                 2.32% due 10/01/2027 (f)(j)                                                            4,595
                        32,100   Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                                 VRDN, 2.48% due 7/15/2022 (j)                                                         32,100
                         6,000   Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN,
                                 Series Z-9, 3.38% due 4/17/2015 (f)(j)                                                 6,000
                                 Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN (j):
                        32,995       Series 532, 2.32% due 11/15/2015 (a)                                              32,995
                        19,295       Series 830, 2.57% due 11/15/2022 (e)                                              19,295
                        38,120   Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds,
                                 VRDN, Sub-Series B-1, 2.53% due 7/01/2040 (a)(j)                                      38,120
                        10,000   Palm Beach County, Florida, Health Facilities Authority, CP, 2.87% due 7/12/2005      10,000
                         2,090   Palm Beach County, Florida, School Board, COP, ROCS, Series II-R-2105, 2.32% due
                                 8/01/2015 (b)(j)                                                                       2,090
                         6,890   Reedy Creek, Florida, Improvement District, Florida Utilities Revenue Bonds, ROCS,
                                 Series II-R-4027, 2.58% due 10/01/2023 (f)(j)                                          6,890
                                 Volusia County, Florida, School Board, COP (f)(j):
                         2,140       PUTTERS, Series 970, 2.33% due 2/01/2013                                           2,140
                         5,515       ROCS, Series II-R-2212, 2.33% due 8/01/2023                                        5,515

Georgia - 3.9%           4,400   Albany-Dougherty County, Georgia, Hospital Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series L3J, 2.43% due 9/01/2020 (a)(j)                                   4,400
                        16,300   Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                                 VRDN, Second Series, 2.53% due 12/01/2018 (j)                                         16,300
                                 Atlanta, Georgia, Airport Revenue Refunding Bonds, VRDN (f)(j):
                        26,710       Series B-2, 2.53% due 1/01/2030                                                   26,710
                        23,510       Series C-2, 2.54% due 1/01/2030                                                   23,510
                         4,000   Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing Revenue
                                 Bonds (Lindbergh City Center Apartment Project), VRDN, AMT, 2.61% due
                                 11/01/2044 (j)                                                                         4,000
                                 Atlanta, Georgia, Water and Wastewater Revenue Bonds (j):
                         3,000       MSTR, VRDN, SGA-145, 2.32% due 11/01/2033 (f)                                      3,000
                         8,250       ROCS, Series II-R-324, 2.58% due 11/01/2043 (e)                                    8,250
                        19,960   Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                 Series B, 2.53% due 11/01/2038 (e)(j)                                                 19,960
                         8,000   Augusta, Georgia, Water and Sewer Revenue Refunding Bonds, MSTR, VRDN, Series
                                 SGS-140, 2.32% due 10/01/2032 (e)(j)                                                   8,000
                                 Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                 (Delta Air Lines Project), VRDN (j):
                        10,545       AMT, Series B, 2.35% due 5/01/2035                                                10,545
                         6,500       AMT, Series C, 2.35% due 5/01/2035                                                 6,500
                        10,135       Series A, 2.30% due 6/01/2029                                                     10,135
                         7,000   Cobb County, Georgia, Development Authority Revenue Bonds (Whitefield Academy
                                 Inc. Project), 2.30% due 7/01/2025 (j)                                                 7,000
                        38,500   Cobb County, Georgia, GO, TAN, 3.50% due 12/30/2005                                   38,705
                        40,000   Cobb County, Georgia, School District, Short-Term Notes, 3% due 12/30/2005            40,179
                                 Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                                 VRDN (j):
                         9,100       Series 2005-0009, Class A, 2.58% due 11/01/2043                                    9,100
                         4,475       Series A, 2.58% due 11/01/2028 (e)                                                 4,475
                        10,585   Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001, 2.58% due
                                 11/01/2017 (j)                                                                        10,585
                         6,815   Georgia Municipal Electric Authority, Power Revenue Bonds (MACON Trust), VRDN,
                                 Series E, 2.62% due 1/01/2017 (j)                                                      6,815
                         2,595   Gwinnett County, Georgia, Development Authority, COP, ROCS, Series II-R-6009,
                                 2.32% due 1/01/2021 (f)(j)                                                             2,595
                        68,500   Gwinnett County, Georgia, School District, GO, Construction Sales Tax Notes,
                                 3.25% due 12/30/2005                                                                  68,871
                        13,000   Macon-Bibb County, Georgia, Urban Development Authority, Revenue Bonds, (Bibb
                                 County Law Enforcement Center Project), VRDN, 2.35% due 7/01/2025 (j)                 13,000
                        11,000   Monroe County, Georgia, Development Authority, PCR (Georgia Power Company-Scherer),
                                 Second Series 95, 2.83% due 5/05/2006                                                 11,000

Hawaii - 0.4%            7,930   Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 2.58% due
                                 7/01/2011 (j)                                                                          7,930
                         7,500   Hawaii Pacific Health, Special Purpose Revenue Refunding Bonds (Wilcox Memorial
                                 Hospital), VRDN, Series B-2, 2.35% due 7/01/2033 (h)(j)                                7,500
                         1,995   Hawaii State, Revenue Bonds, ROCS, Series II-R-6504, 2.32% due 10/01/2024 (f)(j)       1,995
                        15,995   Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series
                                 2002-186, Class A, 2.32% due 2/25/2021 (f)(j)                                         15,995

Idaho - 0.2%            15,000   Idaho State, GO, TAN, 4% due 6/30/2006                                                15,198

Illinois - 7.4%         14,285   ABN Amro Munitops Certificates Trust, Chicago, Illinois, GO, VRDN, Series 2001-31,
                                 2.33% due 1/01/2009 (b)(j)                                                            14,285
                        35,400   Aurora, Illinois, S/F Mortgage Revenue Bonds, FLOATS, Series 1152, 2.62% due
                                 6/01/2040 (j)                                                                         35,400
                        32,762   Aurora (Kane, DuPage and Will Counties) and Springfield (Sangamon County),
                                 Illinois, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1021, 2.62%
                                 due 3/01/2006 (j)                                                                     32,762
                         4,760   Boone, McHenry & Dekalb Counties, Illinois, Community Unit School District
                                 Number 100, GO, FLOATS, Series 1138, 2.61% due 12/01/2020 (f)(j)                       4,760
                         6,000   Chicago, Illinois, Board of Education, GO, TOCS, Series Z-8, 2.51% due
                                 10/28/2025 (b)(j)                                                                      6,000
                         5,500   Chicago, Illinois, Board of Education, GO, Refunding, PUTTERS, Series 942,
                                 2.58% due 12/01/2012 (f)(j)                                                            5,500
                         8,125   Chicago, Illinois, GO, Refunding, PUTTERS, VRDN, Series 737, 2.58% due
                                 1/01/2013 (e)(j)                                                                       8,125
                        11,080   Chicago, Illinois, GO, VRDN, Series B, 2.25% due 1/01/2012 (j)                        11,080
                        17,250   Chicago, Illinois, Metropolitan Water Reclamation District, Greater Chicago
                                 Area, GO, Refunding, VRDN, Series A, 2.30% due 12/01/2031 (j)                         17,250
                                 Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT (f)(j):
                        10,600       Series A, 2.54% due 1/01/2029                                                     10,600
                        29,600       Series B, 2.54% due 1/01/2029                                                     29,600
                         5,800   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS, Series II-R-2021,
                                 2.58% due 1/01/2020 (a)(j)                                                             5,800
                                 Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, AMT (j):
                         2,700       Series II-R-239, 2.62% due 1/01/2022 (e)                                           2,700
                         5,995       Series II-R-250, 2.62% due 1/01/2034 (g)                                           5,995
                        14,300   Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds
                                 (Compagnie Nationale-Air France), VRDN, AMT, 2.33% due 5/01/2018 (j)                  14,300
                         6,765   Chicago, Illinois, Park District, GO, Refunding, ROCS, Series II-R-4002, 2.58%
                                 due 1/01/2023 (b)(j)                                                                   6,765
                         3,375   Cook County, Illinois, GO, Refunding, ROCS, Series II-R-2063, 2.58% due
                                 11/15/2021 (f)(j)                                                                      3,375
                        11,000   Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01, Class 1309,
                                 2.58% due 12/01/2026 (j)                                                              11,000
                         9,900   Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301,
                                 2.58% due 1/01/2017 (j)                                                                9,900
                        30,000   Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303,
                                 2.32% due 11/15/2025 (a)(j)                                                           30,000
                        14,355   Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98,
                                 Class 1306, 2.32% due 6/15/2029 (j)                                                   14,355
                                 Eagle Tax-Exempt Trust, Illinois State, GO, VRDN (j):
                        11,000       Series 01, Class 1307, 2.58% due 11/01/2022                                       11,000
                        11,100       Series 02, Class 1302, 2.58% due 2/01/2027                                        11,100
                         3,000   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                 Dedicated State Tax Revenue Bonds, VRDN, Series 2004-0030, Class A, 2.58% due
                                 6/15/2042 (f)(j)                                                                       3,000
                         3,400   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                 Hospitality Facilities Revenue Bonds, Class 49, VRDN, Series A, 2.58% due
                                 7/01/2026 (j)                                                                          3,400
                         5,000   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                 Series 2002-6001, Class A, VRDN, 2.32% due 12/15/2028 (f)(j)                           5,000
                         2,000   Eagle Tax-Exempt Trust, Regional Transportation Authority, Illinois, Revenue
                                 Bonds, VRDN, Series 2005-0003, Class A, 2.58% due 6/01/2034 (j)                        2,000
                         5,000   Illinois Development Finance Authority, Water Facilities Revenue Refunding
                                 Bonds (Illinois American Water Company), VRDN, AMT, 2.62% due 3/01/2032 (f)(j)         5,000
                                 Illinois Educational Facilities Authority Revenue Bonds, VRDN (j):
                         8,450       (The Art Institute of Chicago), 2.35% due 3/01/2027                                8,450
                         4,700       (Chicago Historical Society), 2.35% due 12/01/2025                                 4,700
                                 Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT (j):
                         6,300       Series A, 2.63% due 5/01/2037                                                      6,300
                           450       Series B, 2.73% due 5/01/2037                                                        450
                        10,000   Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled,
                                 VRDN, Series B, 2.28% due 8/01/2020 (j)                                               10,000
                        19,410   Illinois Health Facilities Authority, Revenue Refunding Bonds (University of
                                 Chicago Hospitals), VRDN, 2.50% due 8/01/2026 (f)(j)                                  19,410
                         2,940   Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 2.64% due
                                 12/15/2020 (a)(j)                                                                      2,940
                        12,500   Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage Health
                                 System), VRDN, Series B, 2.27% due 11/01/2038 (j)                                     12,500
                         8,980   Illinois State, GO, MERLOTS, VRDN, Series B04, 2.32% due 12/01/2024 (e)(j)             8,980
                                 Illinois State, GO, Refunding, VRDN (f)(j):
                        16,555       FLOATS, Series 743D, 2.31% due 8/01/2015 (i)                                      16,555
                         5,880       MERLOTS, Series A49, 2.32% due 8/01/2013                                           5,880
                        16,605   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN, AMT,
                                 Series A-I, 2.38% due 9/01/2034 (f)(j)                                                16,605
                                 Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                 Revenue Bonds (f)(j):
                         1,400       FLOATS, VRDN, Series 962, 2.62% due 12/15/2034                                     1,400
                         4,600       ROCS, Series II-R-271, 2.41% due 12/15/2032                                        4,600
                           670       ROCS, Series II-R-310, 2.67% due 12/15/2033                                          670
                         4,295       TOCS, Series Z-1, 2.64% due 12/15/2026                                             4,295
                        29,950   Municipal Securities Trust Certificates, Chicago O'Hare Airport, Illinois,
                                 Revenue Bonds, VRDN, AMT, Series 2001-151, Class A, 2.57% due 6/30/2015 (a)(j)        29,950
                                 Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                                 VRDN, Class A (b)(j):
                        29,085       Series 2001-145, 2.32% due 11/15/2029                                             29,085
                        33,895       Series 2002-191, 2.32% due 3/18/2019                                              33,895
                        31,615   Municipal Securities Trust Certificates, Metropolitan Pier and Exposition
                                 Authority, Illinois, Revenue Refunding Bonds, VRDN, Series 2001-157, Class A,
                                 2.32% due 10/05/2017 (b)(j)                                                           31,615
                        26,045   Municipal Securities Trust Certificates Revenue Refunding Bonds, Chicago O'Hare
                                 International Airport, Illinois, VRDN, AMT, Series 2000-93, Class A, 2.57% due
                                 10/04/2012 (a)(j)                                                                     26,045
                                 Regional Transportation Authority, Illinois, GO, MERLOTS, VRDN (j):
                        19,865       Series A24, 2.32% due 7/01/2032 (f)                                               19,865
                         4,925       Series A41, 2.32% due 6/01/2017 (b)                                                4,925
                        33,018   Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS,
                                 VRDN, Series 818-D, 2.58% due 7/01/2033 (b)(j)                                        33,018
                         8,300   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical Company
                                 Project), VRDN, AMT, 2.53% due 3/01/2028 (j)                                           8,300
                        10,000   Will County, Illinois, M/F Housing Redevelopment, Revenue Refunding Bonds
                                 (Woodlands Crest Hill), VRDN, AMT, 3.01% due 2/15/2031 (d)(j)                         10,000

Indiana - 6.3%          10,000   ABN Amro Munitops Certificates Trust, South Bend, Indiana, Community School
                                 District, VRDN, Series 1998-5, 2.33% due 4/05/2006 (e)(j)                             10,000
                         7,335   Benton, Indiana, School Improvement Building Corporation, Revenue Bonds, PUTTERS,
                                 Series 903, 2.58% due 1/15/2013 (f)(j)                                                 7,335
                         5,400   Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS, Series II-R-2065,
                                 2.58% due 7/15/2020 (f)(j)                                                             5,400
                        13,000   Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 2.35% due
                                 10/01/2037 (j)                                                                        13,000
                         6,500   Hammond, Indiana, Sewer and Solid Waste Disposal, Revenue Refunding Bonds
                                 (Cargill Inc. Project), VRDN, AMT, 2.33% due 12/01/2024 (j)                            6,500
                        50,000   Indiana Bond Bank, Advance Funding Program Notes, Series A, 3.25% due 1/26/2006       50,267
                                 Indiana Health Facilities Financing Authority, Hospital Revenue Bonds, VRDN (j):
                        79,100       (Clarian Health Obligation Group), Series C, 2.28% due 3/01/2030                  79,100
                        37,100       (Clarian Health Partners), Series H, 2.28% due 3/01/2033                          37,100
                        15,000       (Community Hospitals Project), Series A, 2.57% due 7/01/2027                      15,000
                                 Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
                                 Bonds, (Clarian Health Partners), VRDN (j):
                        51,800       Series B, 2.28% due 2/15/2026                                                     51,800
                        50,800       Series C, 2.28% due 2/15/2026                                                     50,800
                           350   Indiana Health Facilities Financing Authority, Revenue Bonds (Capital Access
                                 Designated Pool), VRDN, 2.30% due 1/01/2012 (j)                                          350
                                 Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                                 (Ascension Health Credit Group), VRDN (j):
                        20,000       Series A-2, 1.73% due 7/05/2005                                                   20,000
                        14,500       Series A-2, 2.72% due 6/01/2006                                                   14,500
                         7,000       Series A-4, 2.50% due 3/01/2006                                                    6,994
                        15,800       Series B, 2.18% due 11/15/2039 (a)                                                15,800
                        40,250   Indiana State Development Finance Authority, Environmental Revenue Bonds (PSI
                                 Energy Inc. Projects), VRDN, AMT, Series A, 2.42% due 12/01/2038 (j)                  40,250
                        18,500   Indiana State HFA, S/F Mortgage Revenue Bonds, AMT, Series D-2, 2.30% due
                                 12/15/2005                                                                            18,500
                         5,325   Indiana State Office Building Commission, Facilities Revenue Bonds, ROCS, Series
                                 II-R-4534, 2.58% due 7/01/2020 (j)                                                     5,325
                         2,000   Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 942D, 2.57% due 12/01/2022 (b)(j)                                 2,000
                        34,995   Municipal Securities Trust Certificates, Indianapolis, Indiana, Local Tax-Exempt,
                                 GO, VRDN, Series 2002-192, Class A, 2.32% due 6/18/2014 (f)(j)                        34,995
                        11,815   New Albany-Floyd County, Indiana, Independent School Building Corporation,
                                 Revenue Refunding Bonds, PUTTERS, Series 879, 2.58% due 6/01/2013 (e)(j)              11,815
                                 Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds, VRDN,
                                 AMT (j):
                         2,400       (Amoco Oil Company Project), 2.53% due 1/01/2026                                   2,400
                         1,000       (Amoco Oil Company Project), 2.53% due 7/01/2031                                   1,000
                         7,700       (BP Products North America Project), 2.53% due 7/01/2035                           7,700
                         6,800       (BP Products of North America), 2.53% due 1/01/2038                                6,800
                        26,535       (BP Products Project), 2.53% due 7/01/2034                                        26,535
                        25,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding
                                 Bonds (Amoco Oil Company Project), VRDN, AMT, 2.53% due 1/01/2026 (j)                 25,600

Iowa - 0.1%              1,250   Iowa Higher Education Loan Authority, Revenue Bonds (University of Dubuque),
                                 RAN, Series C, 4.75% due 5/24/2006                                                     1,261
                        10,000   Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric), VRDN,
                                 Series A, 2.40% due 9/01/2016 (j)                                                     10,000

Kansas - 0.1%            3,990   Kansas State Department of Transportation, Highway Revenue Bonds, ROCS, Series
                                 II-R-6020, 2.32% due 3/01/2019 (e)(j)                                                  3,990
                         2,775   Reno and Labette Counties, Kansas, S/F Mortgage Revenue Bonds, FLOATS, VRDN,
                                 Series 915, 2.36% due 12/01/2015 (j)                                                   2,775

Kentucky - 3.7%          2,500   Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                                 Chemicals Project), VRDN, AMT, 2.33% due 6/01/2021 (j)                                 2,500
                        13,227   Breckinridge County, Kentucky, Lease Program Revenue Bonds (Kentucky Association
                                 of Counties Leasing Trust), VRDN, Series A, 2.50% due 2/01/2032 (j)                   13,227
                        20,930   Carroll County, Kentucky, Solid Waste, CP, 2.87% due 7/21/2005                        20,930
                                 Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds (Scott
                                 Paper Company Project), VRDN, AMT (j):
                        44,100       Series A, 2.35% due 12/01/2023                                                    44,100
                        26,200       Series B, 2.35% due 12/01/2023                                                    26,200
                         3,375   Eagle Tax-Exempt Trust, Kentucky State Property and Buildings Commission,
                                 Revenue Refunding Bonds, VRDN, Series 2004-0002, Class A, 2.32% due 10/01/2018 (e)     3,375
                                 Jefferson County, Kentucky, CP:
                        22,500       2.55% due 8/01/2005                                                               22,500
                        26,000       2.60% due 8/01/2005                                                               26,000
                         2,200   Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding
                                 Bonds, VRDN, Series B, 2.30% due 10/01/2030 (j)                                        2,200
                        55,000   Kentucky Asset/Liability Commission, General Fund Revenue Bonds, TRAN, Series A,
                                 4% due 6/28/2006                                                                      55,706
                         6,850   Kentucky State Property and Buildings Commission, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 739, 2.58% due 2/01/2018 (e)(j)                                   6,850
                        36,475   Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds, FLOATS,
                                 Series 488, 2.57% due 7/01/2007 (e)(j)                                                36,475
                         4,395   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                 and Drain System Revenue Bonds, ROCS, Series II-R-304, 2.32% due 5/15/2037 (b)(j)      4,395
                        48,285   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                 and Drain System Revenue Refunding Bonds, VRDN, Series B, 2.25% due
                                 5/15/2023 (e)(j)                                                                      48,285
                        15,000   Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 2.50% due
                                 9/01/2034 (j)                                                                         15,000
                        10,000   Trimble County, Kentucky, CP, 2.55% due 8/01/2005                                     10,000

Louisiana - 3.9%        17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN,
                                 AMT, 2.50% due 3/01/2025 (j)                                                          17,700
                         6,503   East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Mortgage Revenue
                                 Bonds, VRDN, Series B, 3.34% due 12/01/2005 (j)                                        6,503
                         4,995   East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Revenue Bonds,
                                 FLOATS, VRDN, AMT, Series 996, 2.62% due 6/02/2008 (i)(j)                              4,995
                        19,978   Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds,
                                 VRDN, AMT, Series B, 3.01% due 9/23/2005 (j)                                          19,978
                                 Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                                 Revenue Bonds, VRDN (j):
                        10,000       PUTTERS, Series 522, 2.60% due 12/01/2008                                         10,000
                        25,000       (West Jefferson Medical Center), Series B, 2.55% due 1/01/2028 (e)                25,000
                                 Louisiana HFA, Mortgage Revenue Refunding Bonds, FLOATS, AMT (j):
                         9,460       Series 1066, 2.62% due 3/01/2036                                                   9,459
                        43,075       Series 1069, 2.62% due 12/01/2047 (f)                                             43,075
                         4,428   Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 3.367% due
                                 4/28/2006 (j)                                                                          4,428
                         6,000   Louisiana Local Government, Environmental Facilities, Community Development
                                 Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT, 2.74%
                                 due 12/01/2037 (j)                                                                     6,000
                        12,100   Louisiana Public Facilities Authority, CP (CHRISTUS Health), 2.90% due 7/07/2005      12,100
                                 Louisiana Public Facilities Authority Revenue Bonds, VRDN (j):
                         2,850       (Air Products and Chemicals Project), AMT, 2.33% due 12/01/2039                    2,850
                        13,745       (Equipment and Capital Facilities Loan Program), Series C, 2.58% due 7/01/2024    13,745
                         4,210   Louisiana State GO, Refunding, ROCS, Series II-R-1069, 2.58% due 8/01/2017 (f)(j)      4,210
                                 New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special
                                 Tax (a)(j):
                         5,105       MERLOTS, VRDN, Series A46, 2.32% due 7/15/2028                                     5,105
                         8,130       ROCS, Series II-R-4038, 2.58% due 7/15/2023                                        8,130
                        11,500   New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Bonds, FLOATS,
                                 Series 990, 2.62% due 6/02/2008 (j)                                                   11,500
                                 New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding Bonds:
                         3,000       FLOATS, Series 1137, 2.62% due 12/01/2044 (j)                                      3,000
                        21,557       Series C, 3.166% due 6/01/2042                                                    21,557
                       111,800   New Orleans, Louisiana, Sewer Service Revenue Refunding Notes, BAN, 2.75% due
                                 7/29/2005                                                                            111,910
                         7,700   Saint Charles Parish, Louisiana, PCR (Shell Oil Company-Norco Project), VRDN,
                                 AMT, 2.51% due 11/01/2021 (j)                                                          7,700
                         4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                                 Petroleum), VRDN, 2.25% due 7/01/2018 (j)                                              4,400

Maine - 0.1%             7,270   Maine Governmental Facilities Authority, Lease Rental Revenue Refunding Bonds,
                                 ROCS, Series II-R-5027, 2.32% due 10/01/2013 (e)(j)                                    7,270

Maryland - 1.0%         35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum), FLOATS,
                                 2.40% due 10/14/2011 (j)                                                              35,700
                        38,305   Maryland State Health and Higher Educational Facilities Authority, Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series 867, 2.57% due 7/01/2019 (b)(j)                 38,305
                        14,000   Montgomery County, Maryland, EDR (Riderwood Village Inc. Project), Refunding,
                                 VRDN, 3.10% due 3/01/2034 (j)                                                         14,000

Massachusetts - 3.4%    44,000   Acton-Boxborough Regional School District, Massachusetts, GO, BAN, 3.50% due
                                 12/09/2005                                                                            44,199
                        10,000   Eagle Tax Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
                                 Class 2101, 2.57% due 6/15/2033 (j)                                                   10,000
                        25,000   Lawrence, Massachusetts, GO, BAN, 3.50% due 12/22/2005                                25,090
                         8,000   Massachusetts State Development Finance Agency, Revenue Bonds (Suffolk University),
                                 VRDN, Series A, 2.40% due 7/01/2035 (j)                                                8,000
                                 Massachusetts State, GO, Refunding, VRDN (j):
                        29,745       FLOATS, Series 716D, 2.56% due 8/01/2018 (f)                                      29,745
                         2,700       Series A, 2.22% due 9/01/2016                                                      2,700
                                 Massachusetts State Heritage, CP:
                        10,500       2.90% due 7/13/2005                                                               10,500
                        33,250       2.87% due 7/19/2005                                                               33,250
                         6,000       2.92% due 7/20/2005                                                                6,000
                       110,245   Route 3 North Transit Improvement Association, Massachusetts, Lease Revenue
                                 Refunding Bonds, VRDN, Series B, 2.28% due 6/15/2033 (a)(j)                          110,245
                         9,000   Walpole, Massachusetts, GO, BAN, 3.25% due 11/03/2005                                  9,041
                        20,370   Weymouth, Massachusetts, GO, BAN, 3.25% due 9/22/2005                                 20,417

Michigan - 3.2%                  Detroit, Michigan, City School District, VRDN (j):
                         4,615       GO, Series A, 2.62% due 5/01/2029 (e)                                              4,615
                        48,525       MERLOTS, Series A113, 1.80% due 7/27/2005                                         48,525
                                 Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, VRDN (e)(j):
                         6,285       MERLOTS, Series B-02, 2.32% due 7/01/2028                                          6,285
                         9,755       MSTR, SGB 47-A, 2.58% due 7/01/2028                                                9,755
                         8,910   Eagle Tax-Exempt Trust, Detroit, Michigan, GO, VRDN, Series 2004-1006, Class A,
                                 2.58% due 4/01/2009 (f)                                                                8,910
                         6,900   Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System, VRDN,
                                 Series A, 2.58% due 1/01/2022 (j)                                                      6,900
                        20,000   Michigan Municipal Bond Authority Revenue Bonds, Series B-2, 3% due 8/23/2005         20,042
                        24,600   Michigan State Building Authority, Multi-Modal Revenue Refunding Bonds
                                 (Facilities Program), VRDN, Series I, 2.54% due 10/15/2039 (j)                        24,600
                         4,275   Michigan State Building Authority, Revenue Refunding Bonds, ROCS, Series
                                 II-R-2064, 2.58% due 10/15/2021 (f)(j)                                                 4,275
                        65,000   Michigan State, GO, Series A, 3.50% due 9/30/2005                                     65,205
                        26,900   Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health),
                                 VRDN, Series B-1, 2.18% due 11/15/2033 (j)                                            26,900
                        22,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                                 VRDN, Series K, 2.32% due 11/15/2023 (f)(j)                                           22,000
                        11,900   Michigan State Revenue Bonds, GAN, Series B, 2.27% due 9/15/2008 (e)                  11,900
                         2,800   Michigan State Strategic Fund, CP, 2.97% due 7/01/2005                                 2,800
                        16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Michigan
                                 State Hospital), VRDN, Series 1997-24, Class A, 2.32% due 12/01/2005 (e)(j)           16,505
                         7,000   University of Michigan, University Hospital Revenue Bonds, VRDN, Series A,
                                 2.44% due 12/01/2035 (j)                                                               7,000

Minnesota - 2.0%                 City of Rochester, Minnesota, CP:
                        16,250       2.48% due 8/01/2005                                                               16,250
                        30,000       2.60% due 8/01/2005                                                               30,000
                        13,500       2.50% due 8/03/2005                                                               13,500
                        17,468   Duluth, Minnesota, EDA, Health Care Facilities Revenue Refunding Bonds, FLOATS,
                                 VRDN, Series 895, 2.57% due 2/15/2020 (a)(j)                                          17,467
                         5,000   Minneapolis and St. Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Refunding Bonds, PUTTERS, AMT, Series 928, 2.61% due 1/01/2013 (a)(j)          5,000
                        14,000   Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview
                                 Health Services Project), VRDN, Series B, 2.30% due 11/15/2029 (a)(j)                 14,000
                        12,500   Minnesota Rural Water Finance Authority, Public Projects Construction Revenue
                                 Notes, 3% due 10/01/2005                                                              12,539
                        66,500   Minnesota State, CP, 2.50% due 8/03/2005                                              66,500
                         1,695   Minnesota State, GO, ROCS, Series II-R-4065, 2.58% due 8/01/2023 (j)                   1,695

Mississippi - 1.9%       7,100   Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal Revenue
                                 Bonds (Mississippi Power Company Project), VRDN, AMT, 2.50% due 7/01/2025 (j)          7,100
                         3,520   Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                                 Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT, 2.50% due
                                 5/01/2028 (j)                                                                          3,520
                         5,200   Mississippi Business Finance Corporation Revenue Bonds (Mississippi Power
                                 Company), AMT, 2.54% due 12/01/2027 (j)                                                5,200
                        30,000   Mississippi Development Bank, Special Obligation Revenue Bonds (Municipal Gas
                                 Authority of Mississippi - Natural Gas Supply Project), VRDN, 2.53% due
                                 7/01/2015 (j)                                                                         30,000
                        12,500   Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN, 2.64% due
                                 10/01/2007 (j)                                                                        12,500
                        78,170   Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, VRDN, AMT, Series 989,
                                 2.62% due 10/03/2005 (j)                                                              78,170
                        25,900   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                                 (Mississippi Baptist Medical Center), VRDN, 2.57% due 7/01/2012 (j)                   25,900
                         5,450   University of Mississippi Educational Building Corporation Revenue Bonds (The
                                 University of Mississippi Medical Center Pediatric and Research Facilities
                                 Project), VRDN, 2.55% due 6/01/2034 (a)(j)                                             5,450

Missouri - 0.2%         20,000   Missouri State Health and Educational Facilities Authority, Health Facilities
                                 Revenue Bonds (BJC Health System), VRDN, Series B, 2.50% due 5/15/2034 (j)            20,000
                           155   Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding
                                 Bonds, VRDN, Series A, 3.033% due 5/15/2006 (j)                                          155

Nebraska - 1.4%         77,500   American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National
                                 Public Gas Agency Project), VRDN, Series B, 2.27% due 2/01/2014 (j)                   77,500
                         2,000   Eagle Tax-Exempt Trust, Nebraska Public Power District Revenue Bonds, VRDN,
                                 Series 1016, Class A, 2.32% due 1/01/2035 (a)(j)                                       2,000
                         4,370   Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, ROCS,
                                 Series II-R-2051, 2.58% due 4/01/2022 (e)(j)                                           4,370
                         4,125   Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, AMT, Series II-R-205, 2.62% due
                                 6/01/2013 (f)(j)                                                                       4,125
                        35,000   Nebraska Public Power District, CP, 2.85% due 7/08/2005 (a)                           35,000
                         4,995   Nebraska Public Power District Revenue Refunding Bonds, ROCS, Series II-R-209,
                                 2.58% due 1/01/2012 (f)(j)                                                             4,995

Nevada - 1.3%           29,185   ABN Amro Munitops Certificates Trust, Clark County, Nevada, Airport Revenue
                                 Bonds, VRDN, Series 1999-15, 2.32% due 1/02/2008 (f)(j)                               29,185
                        10,000   Clark County, Nevada, CP, 2.65% due 7/11/2005                                         10,000
                         2,495   Clark County, Nevada, IDR, Refunding, PUTTERS, VRDN, AMT, Series 722, 2.61% due
                                 12/01/2012 (b)(j)                                                                      2,495
                                 Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility
                                 Charge, Revenue Refunding Bonds (f)(j):
                        22,000       Series A-1, 2.58% due 7/01/2022                                                   22,000
                        26,000       Series A-2, 2.58% due 7/01/2022                                                   26,000
                         9,040   Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN,
                                 Series B 10, 2.32% due 6/01/2024 (f)(j)                                                9,040
                         6,500   Nevada Housing Division Revenue Bonds (Multi-Unit Housing-Mesquite), VRDN, AMT,
                                 Series B, 2.61% due 5/01/2028 (j)                                                      6,500
                         5,850   Nevada State Department of Business and Industry, Solid Waste Disposal Revenue
                                 Bonds (Republic Services Inc. Project), VRDN, AMT, 2.89% due 12/01/2034 (j)            5,850
                         7,255   Washoe County, Nevada, School District, GO, ROCS, Series II-R-2012, 2.58% due
                                 6/01/2020 (b)(j)                                                                       7,255

New Hampshire - 1.0%    20,000   New Hampshire Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Dartmouth Hitchcock Obligation), VRDN, Series A, 2.54% due 8/01/2031 (e)(j)    20,000
                                 New Hampshire Higher Educational and Health Facilities Authority, Revenue
                                 Refunding Bonds, FLOATS, VRDN (b)(j):
                         5,475       Series 772, 2.58% due 1/01/2017                                                    5,475
                        11,000       Series 866, 2.58% due 8/15/2021                                                   11,000
                         7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue
                                 Refunding Bonds (Wheelabrator), VRDN, Series A, 2.28% due 1/01/2018 (j)                7,415
                                 New Hampshire State Industrial Finance Agency, CP:
                        25,000       2.87% due 7/19/2005                                                               25,000
                        25,600       2.92% due 7/20/2005                                                               25,600

New Jersey - 0.6%       21,832   East Brunswick Township, New Jersey, BAN, 3% due 1/06/2006                            21,930
                         9,500   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS,
                                 VRDN, Series 702, 2.58% due 7/01/2014 (f)(j)                                           9,500
                                 New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN (e)(j):
                         9,700       Series C-1, 2.14% due 1/01/2024                                                    9,700
                        10,400       Series C-2, 2.14% due 1/01/2024                                                   10,400

New Mexico - 0.6%        7,385   New Mexico Finance Authority, Revenue Refunding Bonds, ROCS, Series II-R-7509,
                                 2.58% due 6/15/2023 (a)(j)                                                             7,385
                        12,015   New Mexico Mortgage Finance Authority, S/F Mortgage Program Revenue Bonds, AMT,
                                 3.07% due 9/23/2005                                                                   12,015
                        41,680   New Mexico Mortgage Finance Authority, VRDN, 2.716% due 3/01/2006 (j)                 41,680

New York - 6.0%         86,105   Albany, New York, City School District, GO, BAN, Series B, 4% due 6/30/2006           87,194
                        24,700   Eagle Tax-Exempt Trust, New York State Dormitory Authority (Memorial Sloan),
                                 VRDN, Series 98, Class 3202, 2.31% due 7/01/2023 (f)(j)                               24,700
                        14,200   East Meadow, New York, Union Free School District, GO, BAN, 2.50% due 8/17/2005       14,218
                         7,500   Hastings Township, New York, GO, BAN, 2.75% due 7/15/2005                              7,503
                         3,800   Kings Park, New York, Central School District, GO, BAN, 2.75% due 8/02/2005            3,804
                        65,005   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, VRDN, Series B, 2.52% due 11/01/2022 (e)(j)                          65,005
                        20,000   Monroe County, New York, Public Improvement, GO, BAN, 3% due 7/28/2005                20,018
                        13,995   Municipal Securities Trust Certificates Revenue Bonds, New York City, New York,
                                 City Transitional Finance Authority, VRDN, Series 2002-202, Class A, 2.29% due
                                 10/21/2010 (b)(j)                                                                     13,995
                        24,000   New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC
                                 Project), VRDN, Series A, 2.32% due 11/01/2039 (j)                                    24,000
                        21,500   New York City, New York, City Municipal Water Finance Authority, Water and
                                 Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 2.57% due
                                 6/15/2024 (e)(j)                                                                      21,500
                        15,000   New York City, New York, City Transitional Finance Authority, New York City
                                 Recovery Revenue Refunding Bonds, VRDN, Series 3, Sub-Series 3G, 2.18% due
                                 11/01/2022 (j)                                                                        15,000
                        10,000   New York City, New York, City Transitional Finance Authority, Special Tax
                                 Revenue Refunding Bonds, VRDN, Series C, 2.18% due 2/01/2032 (j)                      10,000
                        21,115   New York State Dormitory Authority, Revenue Refunding Bonds, MERLOTS, Series
                                 A-09, 2.78% due 5/15/2031 (a)(j)                                                      21,115
                        12,000   Rochester, New York, GO, Refunding, BAN, Series II, 3% due 10/21/2005                 12,040
                       155,000   Suffolk County, New York, GO, TAN, Series I, 3.25% due 8/16/2005                     155,260
                        19,410   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                 VRDN, Series B, 2.25% due 1/01/2033 (j)                                               19,410
                        10,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                 Refunding Bonds, VRDN, Series B, 2.23% due 1/01/2032 (a)(j)                           10,000
                         7,000   William Floyd Union Free School District, New York, Mastics-Moriches-Shirley,
                                 GO, BAN, 3.75% due 6/27/2006                                                           7,068
                        14,950   Wilson, New York, Central School District, GO, BAN, 2.75% due 8/03/2005               14,966

North Carolina - 1.0%   19,995   Municipal Securities Trust Certificates, North Carolina Eastern Municipal Power
                                 Agency, GO, Refunding, VRDN, Series 2002-201, Class A, 2.29% due 4/12/2017 (j)        19,995
                         8,165   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                 MERLOTS, Series A22, 2.32% due 1/01/2024 (j)                                           8,165
                        49,500   North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                                 (Novant Health Group), VRDN, Series A, 2.28% due 11/01/2034 (j)                       49,500
                         4,500   North Carolina State, GO, MERLOTS, VRDN, Series A23, 2.32% due 3/01/2027 (j)           4,500
                         3,900   Wake County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority Revenue Bonds (Solid Waste Disposal-Highway 55), VRDN, AMT,
                                 2.69% due 9/01/2013 (j)                                                                3,900

Ohio - 1.9%             50,000   Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M, 2.54% due
                                 1/01/2033 (e)(j)                                                                      50,000
                         4,000   Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN,
                                 Series 2004-34, Class A, 2.31% due 12/01/2031 (e)(j)                                   4,000
                        22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503, 2.31%
                                 due 2/15/2026 (j)                                                                     22,275
                        10,500   Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison),
                                 VRDN, Series 95, Class 3502, 2.57% due 7/01/2015 (j)                                  10,500
                        28,000   Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Twin Towers and
                                 Twin Lakes), VRDN, Series A, 2.57% due 7/01/2023 (j)                                  28,000
                         9,000   Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                                 Redevelopment Corporation Project), VRDN, 2.32% due 8/01/2036 (j)                      9,000
                         2,370   Municipal Securities Trust Certificates, Princeton, Ohio, City School District,
                                 GO, Series SGB 50-A, 2.31% due 12/01/2030 (f)(j)                                       2,370
                                 Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                 Gas and Electric), VRDN (j):
                         7,900       Series A, 2.42% due 9/01/2030                                                      7,900
                        16,300       Series B, 2.49% due 9/01/2030                                                     16,300
                        25,000   Ohio State, GO, Common Schools, VRDN, Series A, 2.25% due 3/15/2025 (j)               25,000

Oklahoma - 1.3%          3,400   Cleveland County, Oklahoma, Development Authority, Family Mortgage Revenue
                                 Refunding Bonds, VRDN, 3.01% due 12/24/2005 (j)                                        3,400
                         3,300   Cleveland County, Oklahoma, Home Loan Authority, S/F Mortgage Revenue Refunding
                                 Bonds, VRDN, Series A, 3.01% due 4/25/2006 (j)                                         3,300
                                 Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                                 VRDN, Series A (j):
                        17,502       2.921% due 4/03/2006                                                              17,502
                         3,634       2.53% due 5/01/2006                                                                3,634
                         9,968   Oklahoma County, Oklahoma, HFA, S/F Mortgage Revenue Bonds, VRDN, Series D,
                                 3.13% due 2/01/2006 (j)                                                                9,968
                        42,754   Oklahoma County, Oklahoma, VRDN, 2.933% due 5/01/2006 (j)                             42,754
                         5,000   Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips
                                 Company Project), VRDN, AMT, 2.42% due 12/01/2005 (j)                                  5,000
                         3,438   Oklahoma State Housing Finance Agency, S/F Mortgage Revenue Refunding Bonds,
                                 3.32% due 8/31/2005 (j)                                                                3,438
                         6,375   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                                 VRDN, Series B, 2.50% due 8/15/2029 (f)(j)                                             6,375
                         2,116   Tulsa County, Oklahoma, Home Finance Authority Revenue Bonds, VRDN, 2.921% due
                                 4/03/2006 (j)                                                                          2,116
                                 Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                                 FLOATS, AMT (j):
                         3,000       Series 1020, 2.62% due 4/03/2006                                                   3,000
                         2,870       Series 1068, 2.62% due 12/01/2038                                                  2,870
                        15,890   Tulsa County, Oklahoma, Industrial Authority, Capital Improvements Revenue
                                 Bonds, Series A, 2.95% due 11/15/2005 (j)                                             15,890

Oregon - 0.2%           11,730   ABN Amro Munitops Certificates Trust, Portland, Oregon, GO, VRDN, Series
                                 2001-4, 2.32% due 6/01/2009 (f)(j)                                                    11,730
                         4,795   Eagle Tax-Exempt Trust, Oregon State Department of Administrative Services
                                 Revenue Bonds, Series 2004-1010, Class A, 2.58% due 9/01/2009 (e)(j)                   4,795

Pennsylvania - 1.9%     37,320   Allegheny County, Pennsylvania, 2.80% due 8/01/2005 (j)                               37,320
                         2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
                                 VRDN, 2.59% due 12/01/2014 (j)                                                         2,500
                        19,850   Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                                 Revenue Bonds, VRDN, Series D, 2.28% due 12/01/2020 (j)                               19,850
                                 Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (j):
                        13,200       (Pennsylvania Loan Program), Series A, 2.56% due 3/01/2030 (e)                    13,200
                        10,625       Sub-Series A-10, 2.27% due 3/01/2024                                              10,625
                        11,690   Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 820, 2.58% due 7/01/2022 (f)(j)                                                11,690
                        12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 2.57% due
                                 9/15/2020 (j)                                                                         12,000
                         5,000   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                                 2.32% due 2/15/2027 (f)(j)                                                             5,000
                         6,700   Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                 Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B,
                                 2.50% due 10/01/2034 (j)                                                               6,700
                         9,590   Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN,
                                 Series B, 2.54% due 12/01/2012 (j)                                                     9,590
                        15,000   Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds, VRDN, AMT, Series C,
                                 2.40% due 6/15/2025 (f)(j)                                                            15,000
                         4,700   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                 Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series B,
                                 2.50% due 7/01/2025 (j)                                                                4,700
                        15,335   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                 2.28% due 6/15/2023 (e)(j)                                                            15,335
                        13,000   Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan
                                 Health - York Hospital), VRDN, Series A, 2.55% due 6/07/2023 (a)(j)                   13,000

Rhode Island - 0.5%              Rhode Island State and Providence Plantations, GO, FLOATS, VRDN (j):
                        26,100       Series 568, 2.57% due 9/01/2017 (f)                                               26,100
                        15,980       Series 720, 2.57% due 11/01/2022 (b)                                              15,980

South Carolina - 0.6%   12,195   ABN Amro Munitops Certificates Trust, Lexington County, South Carolina, GO,
                                 VRDN, Series 2001-37, 2.33% due 2/01/2010 (b)(j)                                      12,195
                         5,000   Berkeley County, South Carolina, IDR (Nucor Corporation Project), VRDN, AMT,
                                 Series A, 2.33% due 3/01/2029 (j)                                                      5,000
                         6,380   Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment
                                 Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT, 2.53% due 4/01/2027 (j)        6,380
                         8,035   Medical University Hospital Authority, South Carolina, Hospital Facilities,
                                 Revenue Refunding Bonds, VRDN, Series A-5, 2.59% due 8/15/2027 (f)(j)                  8,035
                         6,250   South Carolina Jobs EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT, 2.71%
                                 due 12/01/2033 (j)                                                                     6,250
                        12,500   South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS,
                                 VRDN, Series 728, 2.57% due 10/01/2022 (a)(j)                                          2,500

South Dakota - 0.2%     13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds (Homestake
                                 Mining), VRDN, AMT, Series A, 2.45% due 7/01/2032 (j)                                 13,300

Tennessee - 5.4%        16,000   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series A-4-A, 2.47% due 6/01/2032 (j)                16,000
                                 Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                 (Tennessee Municipal Bond Fund), VRDN (j):
                        37,210       2.56% due 11/01/2027                                                              37,210
                        66,270       2.56% due 6/01/2029                                                               66,270
                        10,605       2.50% due 1/01/2033                                                               10,605
                           325       2.50% due 7/01/2034                                                                  325
                         1,460   Jackson, Tennessee, Health, Educational & Housing Facilities Board, M/F Housing
                                 Revenue Bonds (Villages at Old Hickory Project), VRDN, AMT, 2.69% due
                                 12/01/2005 (j)                                                                         1,460
                         8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company
                                 Project), VRDN, 2.59% due 6/01/2023 (j)                                                8,100
                         6,450   Memphis, Tennessee, Health, Educational and Housing Facility Board, M/F Housing
                                 Revenue Bonds (Chickasaw Place Apartments), VRDN, AMT, 2.64% due 6/01/2033 (j)         6,450
                         6,020   Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue Bonds
                                 (Not-for-Profit M/F Program), VRDN, 2.72% due 8/01/2032 (j)                            6,020
                                 Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                                 Revenue Bonds, VRDN (j):
                         2,980       (Montgomery County Loan Pool), 2.56% due 7/01/2019                                 2,980
                        10,710       (Tennessee County Loan Pool), 2.50% due 4/01/2032                                 10,710
                                 Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN (j):
                        69,900       AMT, Series III-A, 2.53% due 6/01/2028 (a)                                        69,900
                         7,100       Series II-A-1, 2.56% due 6/01/2024 (a)                                             7,100
                        10,000       Series III-D-2, 2.56% due 6/01/2017 (a)                                           10,000
                         4,165       Series III-D-6, 2.56% due 6/01/2020 (a)                                            4,165
                        18,900       Series III-E-1, 2.56% due 6/01/2025                                               18,900
                        10,000       Series III-E-4, 2.56% due 6/01/2025 (a)                                           10,000
                         6,030       Series IV-A-4, 2.48% due 6/01/2020 (e)                                             6,030
                        37,000       Series VI-A-1, 2.47% due 6/01/2029                                                37,000
                         6,700       Series VI-B-1, 2.48% due 6/01/2024                                                 6,700
                        16,000       Series VI-C-1, 2.48% due 6/01/2034 (a)                                            16,000
                        10,000       Series VI-C-2, 2.48% due 6/01/2039 (a)                                            10,000
                        10,000       Series VI-D-3, 2.48% due 6/01/2033 (a)                                            10,000
                         7,400       Series VI-E-1, 2.48% due 6/01/2020 (a)                                             7,400
                         4,135   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement, Revenue Refunding Bonds, VRDN, Series II-E-2, 2.56% due
                                 6/01/2021 (a)(j)                                                                       4,135
                                 Shelby County, Tennessee, CP:
                         8,000       2.92% due 7/08/2005                                                                8,000
                        12,250       2.55% due 8/10/2005                                                               12,250
                         4,615   Shelby County, Tennessee, GO, Refunding, ROCS, Series II-R-3023, 2.32% due
                                 4/01/2020 (f)(j)                                                                       4,615
                        12,000   Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                                 Revenue Bonds (Hutchison School Project), VRDN, 2.57% due 5/01/2026 (j)               12,000
                                 Tennessee HDA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series CN-1 (j):
                        15,300       2.272% due 8/11/2005                                                              15,300
                        18,960       2.99% due 8/11/2005                                                               18,960
                        34,600   Tennessee State Local Development Authority, Revenue Bonds (Student Loan
                                 Program), BAN, Series A, 4% due 5/25/2006                                             34,980

Texas - 13.5%           15,750   ABN Amro Munitops Certificates Trust, Houston, Texas, Airport Revenue Bonds,
                                 VRDN, AMT, Series 1998-15, 2.39% due 7/05/2006 (b)(j)                                 15,750
                        13,500   ABN Amro Munitops Certificates Trust, San Antonio, Texas, Electric and Gas
                                 Revenue Bonds, VRDN, Series 1998-22, 2.33% due 1/03/2007 (f)(j)                       13,500
                        29,950   ABN Amro Munitops Certificates Trust, San Antonio, Texas, Independent School
                                 District, VRDN, Series 1999-10, 2.32% due 3/07/2007 (j)                               29,950
                         9,030   ABN Amro Munitops Certificates Trust, Texas Permanent School Fund, Independent
                                 School District, GO, VRDN, Series 2001-8, 2.33% due 2/15/2007 (j)                      9,030
                         9,100   Alamo Heights, Texas Independent School District, GO, PUTTERS, Series 980,
                                 2.33% due 2/01/2012 (j)                                                                9,100
                        32,648   Austin, Texas, Utility System, CP, 2.35% due 7/12/2005                                32,648
                         4,505   Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, ROCS,
                                 Series II-R-6029, 2.58% due 11/15/2024 (a)(j)                                          4,505
                                 Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Scott & White Memorial Hospital), VRDN (f)(j):
                         9,700       Series 2001-1, 2.50% due 8/15/2031                                                 9,700
                        16,375       Series 2001-2, 2.50% due 8/15/2031                                                16,375
                        32,555       Series B-2, 2.50% due 8/15/2029                                                   32,555
                        10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                                 Revenue Bonds (BASF Corp.), VRDN, AMT, 2.50% due 4/01/2032 (j)                        10,000
                                 Brazos River Harbor Navigation District, Texas, Brazoria County Environmental
                                 Revenue Bonds (Dow Chemical Company), VRDN (j):
                         4,200       Series A-2, 3.14% due 5/15/2033                                                    4,200
                         2,400       Series B-1, 3.08% due 5/15/2033                                                    2,400
                        25,000   Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds
                                 (BASF Corporation Project), VRDN, AMT, 2.32% due 5/01/2038 (j)                        25,000
                         5,000   Cameron County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                                 VRDN, 3.16% due 9/01/2005 (j)                                                          5,000
                        18,487   Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds, AMT,
                                 Series A, 3.167% due 7/01/2005                                                        18,487
                        18,487   Central Texas Housing Finance Corporation, VRDN, 3.32% due 7/03/2006 (j)              18,487
                         7,370   Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax
                                 Revenue Refunding Bonds, ROCS, Series II-R-2001, 1.70% due 9/01/2017 (a)(j)            7,370
                         4,000   Corpus Christi, Texas, Industrial Development Crop, IDR (Dedietrich USA
                                 Incorporated Project), VRDN, AMT, 2.43% due 11/01/2008 (j)                             4,000
                         3,740   Corpus Christi, Texas, Utility System Revenue Refunding Bonds, ROCS, Series
                                 II-R-2149, 2.32% due 7/15/2024 (e)(j)                                                  3,740
                                 Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT (j):
                         4,408       FLOATS, VRDN, Series 824, 2.36% due 11/01/2015 (a)                                 4,407
                         4,995       PUTTERS, Series 385, 2.61% due 5/01/2008 (b)                                       4,995
                         7,140       PUTTERS, VRDN, Series 350, 2.35% due 5/01/2011 (f)                                 7,140
                         2,500       PUTTERS, VRDN, Series 351, 2.61% due 5/01/2008 (e)                                 2,500
                         3,000       ROCS, Series II-R-268, 2.36% due 11/01/2033 (f)                                    3,000
                                 Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT (f)(j):
                        25,300       Series SGB-49, 2.57% due 11/01/2023                                               25,300
                         9,495       Series SGB-52, 2.35% due 11/01/2017                                                9,495
                                 Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN (j):
                        23,885       AMT, Series SGB-46, 2.35% due 11/01/2020 (f)                                      23,885
                         6,600       Series SGB-52, 2.58% due 11/01/2015 (b)                                            6,600
                                 Dallas, Texas, Area Rapid Transit, CP:
                        49,195       2.50% due 8/10/2005                                                               49,195
                        27,500       2.65% due 10/06/2005                                                              27,500
                         2,840   Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, ROCS, Series
                                 II-R-2078, 2.58% due 12/01/2022 (a)(j)                                                 2,840
                         2,500   Denton, Texas, Independent School District, GO, VRDN, Series 2005-A, 2.63%
                                 due 8/01/2035 (j)                                                                      2,500
                         8,435   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                                 Bonds, AMT, VRDN, Series 2003-0020, Class A, 2.62% due 11/01/2032 (a)(j)               8,435
                         9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C, Class 4301,
                                 2.32% due 11/01/2005 (j)                                                               9,900
                         6,000   Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 2.58% due
                                 12/01/2026 (j)                                                                         6,000
                         4,915   Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 2.58%
                                 due 8/15/2026 (j)                                                                      4,915
                         4,500   Fort Bend County, Texas, GO, MSTR, SGB-46-A, 2.58% due 3/01/2032 (f)(j)                4,500
                         5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding
                                 Bonds (Southern Air Transport), VRDN, 2.58% due 3/01/2010 (j)                          5,300
                        19,000   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                                 Bonds (American Aeryl LP Project), VRDN, AMT, 2.61% due 5/01/2038 (j)                 19,000
                                 Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds, VRDN, AMT (j):
                        12,500       (Air Products Project), 2.33% due 3/01/2035                                       12,500
                         2,200       (Air Products Project), 2.33% due 12/01/2039                                       2,200
                         2,500       (Waste Management Inc.), Series A, 2.35% due 4/01/2019                             2,500
                        10,470   Harris County-Houston, Texas, Sports Authority, Special Revenue Refunding Bonds,
                                 TOCS, Series Z-3, 2.64% due 11/15/2025 (j)                                            10,470
                        87,000   Harris County, Texas, GO, TAN, 3.75% due 2/28/2006                                    87,596
                        85,600   Harris County, Texas, Health Facilities Development Corporation, Revenue
                                 Refunding Bonds (Methodist Hospital), VRDN, Series B, 2.50% due 12/01/2032 (j)        85,600
                                 Harris County, Texas, Industrial Development Corporation, Solid Waste
                                 Disposal Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT (j):
                        46,100       Series A, 2.59% due 2/01/2023                                                     46,100
                        13,300       Series E, 2.59% due 3/01/2023                                                     13,300
                                 Harris County, Texas, Revenue Refunding Bonds, ROCS (j):
                        10,305       Series II-R-1030, 2.58% due 8/15/2017 (e)                                         10,305
                         5,410       Series II-R-2101, 2.32% due 8/15/2014 (b)                                          5,410
                         4,503   Houston, Texas, Housing Finance Corporation, S/F Mortgage Revenue Refunding
                                 Bonds, VRDN, 3.115% due 10/03/2005 (j)                                                 4,503
                        41,000   Houston, Texas, Independent School District, GO, VRDN, 2.77% due 6/14/2006 (j)        41,000
                                 Houston, Texas, Utility System Revenue Refunding Bonds (e)(j):
                         5,360       ROCS, Series II-R-4063, 2.32% due 5/15/2021                                        5,360
                         6,000       TOCS, Series A, 2.59% due 5/25/2012                                                6,000
                        14,000   Houston, Texas, Water and Sewer Enterprise, CP, 2.92% due 7/20/2005                   14,000
                         7,795   Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS, Series A-128,
                                 2.32% due 12/01/2029 (f)(j)                                                            7,795
                         3,370   Irving, Texas, Independent School District, GO, Refunding, ROCS, Series II-R-2028,
                                 2.58% due 2/15/2022 (j)                                                                3,370
                         5,000   Lewisville, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
                                 Series 701, 2.58% due 8/15/2010 (b)(j)                                                 5,000
                        10,395   Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding
                                 Bonds, VRDN, Series 2001-134, Class A, 2.32% due 5/15/2010 (e)(j)                     10,395
                        17,335   Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
                                 Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 2.40% due 12/01/2027 (j)     17,335
                                 Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                                 Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT (j):
                        10,000       2.33% due 4/01/2036                                                               10,000
                         8,400       3.05% due 5/01/2040                                                                8,400
                                 Port Arthur, Texas, Navigation District Revenue Bonds, VRDN, AMT (j):
                        20,000       (BASF Corporation Project), VRDN, AMT, 2.50% due 4/01/2033                        20,000
                        10,000       Multi-Mode (Atofina Petrochemicals), VRDN, AMT, Series B, 2.33% due 4/01/2027     10,000
                         6,000   Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal
                                 Revenue Bonds (Flint Hills Resources LP Project), VRDN, AMT, 2.59% due
                                 1/01/2030 (j)                                                                          6,000
                        50,000   Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal,
                                 Revenue Refunding Bonds (Flint Hills Resources LP Project), VRDN, AMT, Series A,
                                 2.70% due 7/01/2029 (j)                                                               50,000
                         4,050   San Antonio, Texas, Convention Center Hotel Finance Corporation, Contract
                                 Revenue Bonds, ROCS, AMT, Series II-R-363, 2.62% due 7/15/2039 (a)(j)                  4,050
                        10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51, 2.57%
                                 due 8/15/2019 (j)                                                                     10,000
                        27,000   San Antonio, Texas, Junior Lien Electric and Gas System Revenue Bonds, 2.20%
                                 due 12/01/2005 (j)                                                                    27,000
                         7,676   Southeast Texas Housing Finance Corporation, Revenue Refunding Bonds, VRDN,
                                 3.32% due 3/01/2007 (j)                                                                7,676
                         4,995   San Marcos, Texas, Consolidated Independent School District, GO, MERLOTS, VRDN,
                                 Series C-23, 1.70% due 9/01/2005 (j)                                                   4,995
                        33,210   Texas Municipal Power Agency Revenue Bonds, Series 91, CP, 2.48% due 7/12/2005        33,210
                        45,000   Texas State, College Student Loan, GO, Refunding, VRDN, AMT, 1.80% due
                                 7/01/2005 (j)                                                                         45,000
                        54,160   Texas State, GO (College Student Loan), Refunding, VRDN, AMT, 2.85% due
                                 7/01/2006 (j)                                                                         54,160
                         2,200   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                 ROCS, Series II-R-284, 2.32% due 8/15/2039 (a)(j)                                      2,200
                         5,460   Texas State University, System Financing Revenue Refunding Bonds, ROCS, Series
                                 II-R-1011, 2.58% due 3/15/2019 (e)(j)                                                  5,460
                             4   Travis County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                                 VRDN, Series 2001-1, 2.54% due 5/01/2007 (j)                                               4
                        15,200   University of Texas, CP, 2.50% due 8/08/2005                                          15,200
                         5,000   Victoria County, Texas, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series
                                 959, 2.57% due 1/01/2016 (a)(j)                                                        5,000
                         6,200   West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                                 District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 2.53% due
                                 4/01/2031 (j)                                                                          6,200
                         4,775   Williamson County, Texas, GO, Refunding, PUTTERS, VRDN, Series 410, 2.32% due
                                 2/15/2012 (f)(j)                                                                       4,775

Utah - 0.3%              4,440   Emery County, Utah, PCR, Refunding (PacifiCorp Projects), VRDN, 2.50% due
                                 11/01/2024 (a)(j)                                                                      4,440
                         7,000   Intermountain Power Agency, Utah, Power Supply Revenue Bonds, VRDN, Series F,
                                 2.73% due 7/01/2018 (a)(j)                                                             7,000
                         5,000   Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                 Series C, 2.50% due 5/15/2036 (j)                                                      5,000
                         8,300   Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9, 2.32%
                                 due 7/01/2034 (a)(j)                                                                   8,300

Vermont - 0.0%           2,375   Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 2.67% due 5/01/2032 (e)(j)     2,375

Virginia - 1.6%         13,000   Fairfax County, Virginia, IDA, Revenue Refunding Bonds (Inova Health System
                                 Project), VRDN, Series A-1, 2.56% due 5/15/2035 (j)                                   13,000
                                 Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding
                                 Bonds, VRDN, AMT (j):
                        48,855       MERLOTS, Series C35, 1.73% due 10/01/2014 (f)                                     48,855
                         1,700       PUTTERS, Series 404, 2.61% due 10/01/2011 (b)                                      1,700
                         9,225   Metropolitan Washington Airports Authority, D.C., System Revenue Bonds, ROCS,
                                 Series II-R-195, 2.62% due 10/01/2032 (b)(j)                                           9,225
                                 Norfolk, Virginia, CP:
                        38,000       2.38% due 7/11/2005                                                               38,000
                        36,200       2.50% due 8/09/2005                                                               36,200

Washington - 2.4%       20,000   ABN Amro Munitops Certificates Trust, Port Seattle, Washington Revenue Bonds,
                                 VRDN, Series 1998-16, 2.33% due 10/04/2006 (f)(j)                                     20,000
                        12,685   Central Puget Sound, Washington, Regional Transit Authority, Sales and Use Tax
                                 Revenue Bonds, ROCS, Series II-R-7510, 2.58% due 11/01/2023 (f)(j)                    12,685
                        22,900   Clark County, Washington, Public Utility District Number 001, Generating System
                                 Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 2.55% due 1/01/2025 (e)(j)       22,900
                         3,000   Eagle Tax-Exempt Trust, Bellevue, Washington, GO, VRDN, Refunding, Series 2004-1011,
                                 Class A, 2.58% due 12/01/2043 (f)(j)                                                   3,000
                        19,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project No. 3),
                                 VRDN, Series D-3-1, 2.27% due 7/01/2018 (e)(j)                                        19,000
                         8,945   Grant County, Washington, Public Utility District Number 002, Electric Revenue
                                 Refunding Bonds, ROCS, Series II-R-2039, 2.58% due 1/01/2019 (e)(j)                    8,945
                         1,820   King County, Washington, GO, ROCS, Series II-R-5036, 2.32% due 12/01/2013 (a)(j)       1,820
                         5,235   King County, Washington, School District Number 410, Snoqualmie Valley, GO, ROCS,
                                 Series II-R-4513, 2.58% due 12/01/2020 (e)(j)                                          5,235
                        14,745   King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, VRDN, Series 554,
                                 2.57% due 7/01/2009 (b)(j)                                                            14,745
                         2,270   Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                                 Hydroelectric Revenue Refunding Bonds, Series II-R-4026, 2.58% due 10/01/2023 (f)      2,270
                        14,070   Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel Tax,
                                 GO, VRDN, Series 2001-112, Class A, 2.55% due 1/07/2021 (j)                           14,070
                         4,965   Port of Seattle, Washington, Revenue Bonds, MERLOTS, VRDN, AMT, Series B04,
                                 2.37% due 9/01/2015 (b)(j)                                                             4,965
                         4,965   Seattle, Washington, Water System Revenue Refunding Bonds, ROCS, Series II-R-4006,
                                 2.58% due 9/01/2022 (f)(j)                                                             4,965
                         3,470   Spokane County, Washington, Spokane School District Number 081, GO, ROCS, Series
                                 II-R-4000, 2.58% due 12/01/2019 (e)(j)                                                 3,470
                         5,615   Tacoma, Washington, Convention Center and Parking Revenue Bonds, ROCS, Series
                                 II-R-2144, 2.32% due 12/01/2022 (f)(j)                                                 5,615
                        14,000   Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, VRDN, Series 555,
                                 2.57% due 12/01/2009 (b)(j)                                                           14,000
                                 Washington State, GO, PUTTERS, VRDN (j):
                         2,615       FLOATS, Series 1140, 2.61% due 6/01/2016 (b)                                       2,615
                        15,075       Series 333, 2.61% due 12/01/2014 (f)                                              15,075
                         5,960       Series 747, 2.58% due 1/01/2013 (e)                                                5,960
                         4,485       Series 749, 2.58% due 1/01/2013 (e)                                                4,485
                                 Washington State, GO, Refunding, MERLOTS, VRDN (f)(j):
                         5,230       Series A05, 2.32% due 1/01/2013                                                    5,230
                        12,865       Series A57, 2.32% due 1/01/2011                                                   12,865
                                 Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                                 VRDN, AMT (j):
                         6,400       (Arbors on the Park Project), 2.40% due 10/01/2024                                 6,400
                         9,305       (Courtside Apartments Project), 2.64% due 1/01/2026                                9,305

West Virginia - 0.3%    10,695   ABN Amro Munitops Certificates Trust, West Virginia State, GO, VRDN, Series
                                 2000-12, 2.33% due 6/04/2008 (f)(j)                                                   10,695
                         9,900   Eagle Tax-Exempt Trust, West Virginia Higher Education Policy Commission,
                                 Revenue Refunding Bonds, Series 2005-0018, Class A, 2.58% due 4/01/2034 (j)            9,900
                        11,220   Hancock County, West Virginia, County Commission, IDR, Refunding (The BOC Group
                                 Inc. Project), VRDN, 2.59% due 8/01/2005 (j)                                          11,220

Wisconsin - 1.3%        16,000   Carlton, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company Project),
                                 VRDN, Series B, 2.80% due 9/01/2005 (j)                                               16,000
                        14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901, 2.32%
                                 due 12/15/2026 (j)                                                                    14,850
                         5,000   Eagle Tax-Exempt Trust, Wisconsin State, GO, VRDN, Refunding, Series 2004-1009,
                                 Class A, 2.32% due 5/01/2008 (b)(j)                                                    5,000
                         3,170   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT,
                                 2.72% due 8/01/2009 (j)                                                                3,170
                         2,690   Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS, Series II-R-2177, 2.58% due
                                 10/01/2024 (b)(j)                                                                      2,690
                         4,545   Milwaukee, Wisconsin, GO, PUTTERS, VRDN, Series 762, 2.58% due 2/15/2013 (e)(j)        4,545
                                 Wisconsin Housing and Economic Development Authority, Home Ownership Revenue
                                 Refunding Bonds, VRDN, AMT, Series A (j):
                        10,000       2.33% due 9/01/2022                                                               10,000
                        10,000       2.33% due 9/01/2028                                                               10,000
                        44,240   Wisconsin State, GO, CP, 2.91% due 7/12/2005                                          44,240
                         6,065   Wisconsin State, Transportation Revenue Refunding Bonds, ROCS, Series II-R-2180,
                                 2.58% due 7/01/2025 (j)                                                                6,065

Wyoming - 0.6%          12,960   Lincoln County, Wyoming, PCR, Refunding (PacifiCorp Projects), VRDN, 2.50% due
                                 11/01/2024 (a)(j)                                                                     12,960
                        16,960   Sweetwater County, Wyoming, PCR, Refunding (PacifiCorp Project), VRDN, 2.50%
                                 due 11/01/2024 (a)(j)                                                                 16,960
                        25,000   Wyoming State Education Fund, GO, TRAN, 4% due 6/28/2006                              25,330

Puerto Rico - 1.8%               Government Development Bank of Puerto Rico, CP:
                         8,800       2.90% due 7/01/2005                                                                8,800
                        80,318       2.95% due 7/01/2005                                                               80,318
                        47,706       3.05% due 7/15/2005                                                               47,706
                        13,064       2.98% due 7/20/2005                                                               13,064
                         2,930   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                 Revenue Bonds, TOCS, Series Z-6, 2.51% due 6/26/2037 (b)(j)                            2,930
                        12,800   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                 SGA-43, 2.27% due 7/01/2022 (f)(j)                                                    12,800

                                 Total Investments (Cost - $9,317,623*) - 103.0%                                    9,317,623
                                 Liabilities in Excess of Other Assets - (3.0%)                                     (268,888)
                                                                                                                  -----------
                                 Net Assets - 100.0%                                                              $ 9,048,735
                                                                                                                  ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured

(h) Radian Insured.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  August 19, 2005